Stockholder’s Deficit (Details) - NEWTOWN LANE MARKETING, INCORPORATED [Member] - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2020
Stockholder’s Deficit (Details) [Line Items]
Common stock, shares authorized		100,000,000	100,000,000		100,000,000
Preferred stock, shares authorized		1,000,000	1,000,000		1,000,000
Common stock, shares issued		14,643,740	14,643,740		13,757,550
Common stock, shares outstanding		14,643,740	14,643,740		13,757,550
Contribution to capital (in Dollars)		$ 5,000	$ 2,500	$ 2,500	$ 5,000
Non-qualified stock options	886,990	886,900
Stock options term	10 years
Vested percentage	50.00%
Anniversary period	6 months
Shares of common stock		886,990
Cash (in Dollars)		$ 8,363
Per share price (in Dollars per share)					$ 0.15
Stock options outstanding (in Dollars)		$ 133,049
Minimum [Member]
Stockholder’s Deficit (Details) [Line Items]
Exercise price range (in Dollars per share)	$ 0.002	$ 0.002
Maximum [Member]
Stockholder’s Deficit (Details) [Line Items]
Exercise price range (in Dollars per share)	$ 0.02	$ 0.02